Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Hedge Derivatives	$ 0.5
Fair Value / Carrying Amount of Asset (Liability) Non-hedge Derivatives	2.4
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	73.7
NOK [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	201.0
Average Forward Rate	5.93
Fair Value / Carrying Amount of Asset (Liability) Non-hedge Derivatives	2.1
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	33.9
Euro [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	9.8
Average Forward Rate	0.76
Fair Value / Carrying Amount of Asset (Liability) Non-hedge Derivatives	(0.1)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	13.0
Canadian Dollar [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	9.3
Average Forward Rate	1.01
Fair Value / Carrying Amount of Asset (Liability) Hedge Derivatives	0.2
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	9.2
British Pounds [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	11.3
Average Forward Rate	0.64
Fair Value / Carrying Amount of Asset (Liability) Hedge Derivatives	0.3
Fair Value / Carrying Amount of Asset (Liability) Non-hedge Derivatives	0.4
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	$ 17.6